24. Post-Employment Benefits (Details 4) - Participants	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Social Security Plan: Unified Plan
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	33	37
Number of inactive participants	4,368	4,435
Number of dependent people	0	0
Total	4,401	4,472
Social Security Plan: Plan III
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	8,180	8,540
Number of inactive participants	3,843	3,509
Number of dependent people	0	0
Total	12,023	12,049
Assistance Plan
DisclosureOfParticipantsAndBeneficiariesLineItems [Line Items]
Number of active participants	7,427	8,172
Number of inactive participants	8,174	7,703
Number of dependent people	22,472	23,081
Total	38,073	38,956